Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Series B Convertible Preferred Shares
Issuance costs	$ 283
Series C Convertible Preferred Shares
Issuance costs	$ 187